Consolidated Statements Of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Loss [Abstract]
Net loss	$ (7,093)	$ (6,291)	$ (23,371)
Foreign currency translation adjustments	(438)	(315)	892
Net unrealized gain (loss) on available-for-sale securities	(32)	405	(13)
Reclassification adjustment for gain (loss) on available-for-sale securities	(253)	(14)	14
Total comprehensive loss	(7,816)	(6,215)	(22,478)
Comprehensive loss attributable to the non-controlling interest	163	101	191
Total comprehensive loss attributable to shareholders	$ (7,653)	$ (6,114)	$ (22,287)